SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of detailed information about cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net changes in non-cash working capital:
Accounts and other receivables	$ (17.2)	$ (4.0)
Income tax receivable	(1.2)	3.8
Inventories	(19.9)	(7.9)
Prepaids	1.6	3.9
Accounts payable and accrued liabilities	58.0	(5.1)
Income taxes payable	19.8	1.7
IVA receivable	(25.1)	(0.5)
Net changes in non-cash working capital	16.0	(8.1)
Non-cash financing and investing activities:
Reclamation included in mineral properties, plant and equipment	1.1	3.6
Fair value of exercised options allocated to share capital	3.8	2.0
Fair value of receivables settled with marketable securities	0.0	1.0
Fair value of capital assets acquired under finance leases	4.0	0.0
Other cash disbursements:
Income taxes paid	22.2	5.2
Special mining duty paid	$ 4.0	$ 2.6